Leasing (Tables) - TALENTEC SDN. BHD. [Member]	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Schedule of Operating Leases

Balances for the operating leases are presented as follows within the unaudited consolidated balance sheets:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Right-of-use asset	$-	$173,705

Lease liability - current	-	58,504
Lease liabilities - non-current	-	115,201
Total lease liability	$-	$173,705

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Weighted-average remaining lease term (years)	0.25	2.75
Weighted-average discount rate	8.56%	8.56%

Balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of July 31,
	2023	2024
Right-of-use asset	$41,210	$-

Lease liability - current	42,042	-
Total lease liability	$42,042	$-

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,
	2023	2024
Weighted-average remaining lease term (years)	1.83	0.25
Weighted-average discount rate	8.56%	8.56%

Schedule of Maturities of Lease Liabilities

As of January 31, 2025, the maturities of the Group’s lease liabilities are as follows:

Remaining periods ending July 31, 2025	$35,560
FY2026	71,120
FY2027	71,120
FY2028	17,780
Total minimum lease payment	195,579
Less: interest	(21,874)
Present value of lease obligation	$173,705